Note 6 - Accounting Standards Issued But Not Yet Effective (Details Textual) $ in Millions	3 Months Ended
Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Maximum exposure to credit risk, financial instruments to which impairment requirements in IFRS 9 are not applied	$ 11
Maximum exposure to credit risk	14
Bottom of range [member]
Statement Line Items [Line Items]
Increase (decrease) in retained earnings if IFRS 15 was adopted in the period due to capitalized incremental costs on active contracts	18
Top of range [member]
Statement Line Items [Line Items]
Increase (decrease) in retained earnings if IFRS 15 was adopted in the period due to capitalized incremental costs on active contracts	$ 22